Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
	2023	2022	2021

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	8 568	6 049	22 908

- Discontinued operations	6 282	906	1 113

Net income attributable to shareholders of Novartis AG (USD millions)	14 850	6 955	24 021

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 077	2 181	2 243

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	15	16	17

Weighted average number of shares in diluted earnings per share	2 092	2 197	2 260

Basic earnings per share (USD)
- Continuing operations	4.13	2.77	10.22

- Discontinued operations	3.02	0.42	0.49

Total basic earnings per share (USD)	7.15	3.19	10.71

Diluted earnings per share (USD)
- Continuing operations	4.10	2.76	10.14

- Discontinued operations	3.00	0.41	0.49

Total diluted earnings per share (USD)	7.10	3.17	10.63